Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 8, 2016 to

PROSPECTUS DATED March 1, 2016

RUSSELL U.S. CORE EQUITY FUND RISK/RETURN SUMMARY: The following replaces the Annual Fund Operating Expenses table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell U.S. Core Equity Fund in the Prospectus listed above:

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class R6 Shares	Class S Shares	Class Y Shares
Advisory Fee	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None	None	None
Other Expenses	0.29%	0.54%	0.54%	0.21%	0.14%	0.29%	0.09%
Total Annual Fund Operating Expenses	1.09%	1.84%	1.09%	0.76%	0.69%	0.84%	0.64%
Less Fee Waivers and Expense Reimbursements	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.02)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses	1.09%	1.84%	1.09%	0.76%	0.67%	0.84%	0.64%

Russell U.S. Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Funds: Classes A, C, E, I, S, R6 and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 8, 2016 to

PROSPECTUS DATED March 1, 2016

RUSSELL U.S. CORE EQUITY FUND RISK/RETURN SUMMARY: The following replaces the Annual Fund Operating Expenses table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell U.S. Core Equity Fund in the Prospectus listed above:

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class R6 Shares	Class S Shares	Class Y Shares
Advisory Fee	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None	None	None
Other Expenses	0.29%	0.54%	0.54%	0.21%	0.14%	0.29%	0.09%
Total Annual Fund Operating Expenses	1.09%	1.84%	1.09%	0.76%	0.69%	0.84%	0.64%
Less Fee Waivers and Expense Reimbursements	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.02)%	(0.00)%	(0.00)%
Net Annual Fund Operating Expenses	1.09%	1.84%	1.09%	0.76%	0.67%	0.84%	0.64%